Vessels and other equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

		Dry-
(in thousands of U.S. dollars)	Vessel	docking	Total
Historical cost December 31, 2016	$352,433	3,267	$355,700
Additions (note 3)	354,025	3,400	357,425
Historical cost December 31, 2017	706,458	6,667	713,125
Depreciation for the year	(19,375)	(1,600)	(20,975)
Accumulated depreciation December 31, 2017	(31,484)	(2,600)	(34,084)
Vessels, net December 31, 2017	674,974	4,067	679,041

Historical cost December 31, 2017	706,458	6,667	713,125
Additions	257	—	257
Historical cost December 31, 2018	706,715	6,667	713,382
Depreciation for the year	(19,387)	(1,600)	(20,987)
Accumulated depreciation December 31, 2018	(50,871)	(4,200)	(55,071)
Vessels, net December 31, 2018	$655,844	2,467	$658,311